Due from related parties (Details) - CAD ($)	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
IfrsStatementLineItems [Line Items]
Prepaids	$ 411,438	$ 800,600
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Prepaids		30,000
Due from related parties		$ 30,000